Income Taxes - Schedule of PRC Statutory Income Tax Rate to Income Before Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of PRC Statutory Income Tax Rate to Income Before Income Taxes [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Impact of different tax rates in other jurisdictions	(21.20%)	(25.00%)	(25.00%)
Change in valuation allowance	(3.80%)
Actual income tax expense